Earnings per share - Additional Information (Detail)	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive weighted average common shares outstanding	33,491	342,931	35,458	364,171